Investments in Associates and Joint Ventures - Details of Investments in Associates (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩) Companies shares	Dec. 31, 2019 KRW (₩)
Disclosure of associates [line items]
Investments in associates	₩ 1,732,833	₩ 1,864,509
Domestic [member]
Disclosure of associates [line items]
Investments in associates	₩ 844,264	₩ 845,614
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of associates [line items]
Number of shares | shares	178,691,901,565
Ownership (%)	36.34%	33.41%
Investments in associates	₩ 175,939	₩ 175,907
Domestic [member] | Samcheok Blue power Co.,Ltd. (Formerly,POSpowr Co,.LTD) [Member]
Disclosure of associates [line items]
Number of shares | shares	4,507,138
Ownership (%)	34.00%
Investments in associates	₩ 145,092	₩ 161,280
Domestic [member] | SNNC [member]
Disclosure of associates [line items]
Number of shares | shares	18,130,000
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 160,332	₩ 142,602
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	200,000
Ownership (%)	50.00%	50.00%
Investments in associates	₩ 86,004	₩ 85,887
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	17,308,143
Ownership (%)	49.10%	49.10%
Investments in associates	₩ 23,913	₩ 56,679
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	2,008,000
Ownership (%)	29.53%	29.53%
Investments in associates	₩ 17,137	₩ 17,824
Domestic [member] | Daesung Steel [member]
Disclosure of associates [line items]
Number of shares | shares	108,038
Ownership (%)	17.54%	17.54%
Investments in associates	₩ 16,990	₩ 15,375
Domestic [member] | Keystone-HYUNDAI SECURITIES NO. 1. Private Equity Fund [member]
Disclosure of associates [line items]
Number of shares | shares	22,523,123
Ownership (%)	52.58%
Investments in associates		19,438
Domestic [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	58
Investments in associates	₩ 117,193	₩ 114,490
Domestic [member] | NEXTRAIN Co Ltd [Member]
Disclosure of associates [line items]
Number of shares | shares	9,904,000
Ownership (%)	21.26%	32.00%
Investments in associates	₩ 47,364	₩ 41,447
Domestic [member] | Western Inland Highway Co Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	9,533,364
Ownership (%)	29.82%	30.00%
Investments in associates	₩ 45,070	₩ 5,115
Domestic [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Number of shares | shares	8,657,610,240
Ownership (%)	8.80%	8.80%
Investments in associates	₩ 9,230	₩ 9,570
Domestic [member] | Acquisition cost [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of associates [line items]
Investments in associates	178,787
Domestic [member] | Acquisition cost [member] | Samcheok Blue power Co.,Ltd. (Formerly,POSpowr Co,.LTD) [Member]
Disclosure of associates [line items]
Investments in associates	179,410
Domestic [member] | Acquisition cost [member] | SNNC [member]
Disclosure of associates [line items]
Investments in associates	90,650
Domestic [member] | Acquisition cost [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Investments in associates	84,395
Domestic [member] | Acquisition cost [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	86,541
Domestic [member] | Acquisition cost [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Investments in associates	10,040
Domestic [member] | Acquisition cost [member] | Daesung Steel [member]
Disclosure of associates [line items]
Investments in associates	14,000
Domestic [member] | Acquisition cost [member] | Keystone-HYUNDAI SECURITIES NO. 1. Private Equity Fund [member]
Disclosure of associates [line items]
Investments in associates	22,523
Domestic [member] | Acquisition cost [member] | NEXTRAIN Co Ltd [Member]
Disclosure of associates [line items]
Investments in associates	49,520
Domestic [member] | Acquisition cost [member] | Western Inland Highway Co Ltd [member]
Disclosure of associates [line items]
Investments in associates	47,667
Domestic [member] | Acquisition cost [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Investments in associates	8,540
Foreign [member]
Disclosure of associates [line items]
Investments in associates	₩ 888,569	1,018,895
Foreign [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	26
Investments in associates	₩ 105,006	₩ 121,048
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Ownership (%)	30.00%	30.00%
Investments in associates	₩ 158,777	₩ 178,892
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	135,219,000
Ownership (%)	25.04%	25.04%
Investments in associates	₩ 199,342	₩ 225,933
Foreign [member] | 9404-5515 Auebec Inc,(Formerly, 7623704 Canada Inc.) [Member]
Disclosure of associates [line items]
Number of shares | shares	114,452,000
Ownership (%)	10.40%
Investments in associates	₩ 123,296	₩ 131,529
Foreign [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 43,520	₩ 85,349
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Number of shares | shares	49
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 71,732	₩ 72,937
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Number of shares | shares	2,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 42,229	₩ 46,557
Foreign [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Number of shares | shares	3,234,698
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 40,890	₩ 37,940
Foreign [member] | NCR LLC [member]
Disclosure of associates [line items]
Ownership (%)	29.40%
Investments in associates	₩ 46,608	₩ 46,391
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of associates [line items]
Number of shares | shares	128,285
Ownership (%)	22.00%	22.00%
Investments in associates	₩ 15	₩ 14,717
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	10,200,000
Ownership (%)	34.00%	34.00%
Investments in associates	₩ 15,181	₩ 15,128
Foreign [member] | PT. wampu electric power [member]
Disclosure of associates [line items]
Number of shares | shares	8,708,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 12,716	₩ 13,363
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	50
Ownership (%)	25.00%	25.00%
Investments in associates	₩ 7,110	₩ 6,755
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of associates [line items]
Number of shares | shares	134,400,000
Ownership (%)	40.00%
Investments in associates	₩ 22,147	₩ 22,356
Foreign [member] | Acquisition cost [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Investments in associates	164,303
Foreign [member] | Acquisition cost [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Investments in associates	132,907
Foreign [member] | Acquisition cost [member] | 9404-5515 Auebec Inc,(Formerly, 7623704 Canada Inc.) [Member]
Disclosure of associates [line items]
Investments in associates	124,341
Foreign [member] | Acquisition cost [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Investments in associates	240,123
Foreign [member] | Acquisition cost [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Investments in associates	209,664
Foreign [member] | Acquisition cost [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Investments in associates	135,205
Foreign [member] | Acquisition cost [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Investments in associates	157,585
Foreign [member] | Acquisition cost [member] | NCR LLC [member]
Disclosure of associates [line items]
Investments in associates	53,940
Foreign [member] | Acquisition cost [member] | PT. batutua tembaga raya [member]
Disclosure of associates [line items]
Investments in associates	21,824
Foreign [member] | Acquisition cost [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Investments in associates	9,517
Foreign [member] | Acquisition cost [member] | PT. wampu electric power [member]
Disclosure of associates [line items]
Investments in associates	10,054
Foreign [member] | Acquisition cost [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	4,723
Foreign [member] | Acquisition cost [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of associates [line items]
Investments in associates	₩ 22,423